Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Abstract]
Change in valuation allowance	$ 181,046	$ (223,516)
Operating loss carry forward available to offset future federal taxable income	2,475,327
Operating loss carry forward expiration date	Mar. 31, 2022
Research and development tax credit carry forwards available to offset federal income taxes	$ 10,085
Research and development tax credit carry forwards expiration date	Mar. 31, 2028
Statutory income tax rate	34.00%	34.00%
Minimum [Member]
Income Tax Contingency [Line Items]
Open tax years	2009
Maximum [Member]
Income Tax Contingency [Line Items]
Open tax years	2012